Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
€ in Millions, ₨ in Millions, ر.ق in Millions, ر.س in Millions, ¥ in Millions, £ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 SAR (ر.س)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 QAR (ر.ق)	Mar. 31, 2020 BRL (R$)	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Obligations under finance leases		₨ 2,002
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term		1 year
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term		5 years
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₨ 54,020	₨ 68,085
Interest expense on loans, borrowings and bank overdrafts	3,166	4,058	₨ 3,045
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	17,960
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $				$ 955
Remaining borrowing capacity | $				$ 471
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $					$ 71
Remaining borrowing capacity | $					$ 3
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | €							€ 19
Remaining borrowing capacity | €							€ 19
Line of credit [member] | Indonesia, Rupiahs
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | Rp													Rp 13,000
Remaining borrowing capacity | Rp													Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity	4,260
Line of credit [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | R$											R$ 10
Remaining borrowing capacity | R$											R$ 1
Line of credit [member] | Saudi Arabia, Riyals
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | ر.س						ر.س 128
Remaining borrowing capacity | ر.س						ر.س 128
Line of credit [member] | United Kingdom, Pounds
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | £								£ 7
Remaining borrowing capacity | £								£ 7
Line of credit [member] | China, Yuan Renminbi
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | ¥									¥ 20
Remaining borrowing capacity | ¥									¥ 20
Line of credit [member] | Qatar, Rials
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | ر.ق										ر.ق 10
Remaining borrowing capacity | ر.ق										ر.ق 10
Line of credit [member] | Mexico, Pesos
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $												$ 33
Remaining borrowing capacity | $												$ 33
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	41,597	40,470
Remaining borrowing capacity	₨ 22,790	₨ 22,014